Accrued Expenses and Other Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
LendingClub Corp [Member]
Accrued Expenses and Other Liabilities

10. Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consist of the following:

	March 31, 2017	December 31, 2016
Accrued expenses	$21,853	$19,734
Accrued compensation (1)	19,774	27,009
Deferred rent	13,767	11,638
Transaction fee refund reserve	10,778	9,098
Loan trailing fee liability, at fair value	5,814	4,913
Loan servicing liabilities, at fair value	2,311	2,846
Deferred revenue	2,249	2,556
Credit loss coverage reserve	1,680	2,529
Reimbursement payable to limited partners of LCA private funds	1,520	2,313
Payable to issuing banks	896	1,658
Contingent liabilities	500	—
Other	2,196	1,325
Total accrued expenses and other liabilities	$83,338	$85,619

(1)	Includes accrued cash retention awards of $5.4 million and $3.0 million as of March 31, 2017 and December 31, 2016, respectively.

10. Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consist of the following:

December 31,	2016	2015
Accrued compensation (1)	$27,009	$28,780
Accrued expenses	19,734	14,054
Deferred rent	11,638	4,615
Transaction fee refund reserve	9,098	578
Loan Trailing Fee liability, at fair value	4,913	—
Loan servicing liabilities, at fair value	2,846	3,973
Deferred revenue	2,556	2,551
Credit loss coverage reserve	2,529	—
Reimbursement payable to limited partners of LCA private funds	2,313	—
Payable to issuing bank	1,658	955
Deferred tax liability	—	3,446
Contingent liabilities	—	700
Other	1,325	1,591
Total accrued expenses and other liabilities	$85,619	$61,243

(1)	Includes accrued cash retention awards of $3.0 million as of December 31, 2016. See “Note 15. Employee Incentive and Retirement Plans” for additional information on the Company’s Cash Retention Plan.